Related Party (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 16, 2026	May 15, 2026	Nov. 01, 2023	Jan. 25, 2023	Sep. 01, 2022
Related Party
Proceeds from related party towards future operating expenses					$ 127,710
Proceeds from related party towards operating expenses		$ 0		$ 192,184	$ 18,612
Balance due to related party, extensible enumeration		Related party		Related party	Related party
Proceeds from loan payable, related party			$ 120,000	$ 190,000	$ 110,000
IDoc Virtual Telehealth Solutions, Inc.
Related Party
Balance due to related party, extensible enumeration				Related party	Related party
Proceeds from loan payable, related party	$ 200,000			$ 200,000
Original issue discount (in percent)						0.00%	0.00%
Principal balance		$ 200,000		200,000					$ 110,000
Accrued interest included within accounts payable and accrued liabilities		0		$ 0
Default interest rate (in percent)	80.00%
Receivable with principal balance		$ 0
Debt instrument interest rate		8.50%		8.50%				3.00%
Note receivable, related party		$ 245,500		$ 245,500	$ 336,000
Note receivable, related party		Related party		Related party	Related party
CEO
Related Party
Proceeds from loan payable, related party					$ 110,000
CEO | IDoc Virtual Telehealth Solutions, Inc.
Related Party
Proceeds from related party towards future operating expenses		$ 39,670		$ 136,981	146,684
Proceeds from related party towards operating expenses		0		192,184	18,612
Balance due from related party		1,047,771		1,008,101	678,936
Auto lease expense incurred		7,800	2,600
Office lease payments		$ 30,000	$ 48,000	$ 186,000	$ 162,000
Receivable with principal balance										$ 336,000